Prepayments and other current assets	12 Months Ended
Dec. 31, 2013
Prepayments and other current assets [Abstract]
Prepayments and other current assets

4. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Prepaid advertising fees	2,780	2,646	2,789
Prepaid rental fees	893	1,521	2,285
Rental and other deposits	2,118	450	929
Prepaid to groupbuying merchants	1,886	419	-
Prepaid business tax and surcharges	368	-	-
Input VAT	-	-	1,106
Prepaid professional fees	-	468	-
Employee advances	157	305	519
Interest receivable	2	2	481
Prepayment for purchase of assets	102	230	404
Others	667	255	470
Total	8,973	6,296	8,983

 The prepaid advertising fees represent prepayments to third parties for advertising services, mainly through television, internet and outdoor media. The advertising expenses are recognized in sales and marketing expenses subsequently, when the services are received.